COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Financing received from the Argentine Central Bank and other financial institutions (Details) - ARS ($)
$ in Thousands
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Financing received from local financial institutions	$ 939,136	$ 1,918,696
Financing received from international institutions	8,078,461	10,438,410
Financing received from the Central Bank and other financial institutions	$ 9,017,597	$ 12,357,106	$ 8,008,155